UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Newbrook Capital Advisors LP
Address: 505 Fifth Avenue
         16th Floor
         New York, New York  10017

13F File Number:  028-12294

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Christopher Reed
Title:     Chief Compliance Officer
Phone:     212.916.8965

Signature, Place, and Date of Signing:

 /s/ Christopher Reed     New York, New York/USA     February 14, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    14

Form 13F Information Table Value Total:    $128,216 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APPLE INC                      COM              037833100    12282    30325 SH       SOLE                    30325
BAIDU INC                      SPON ADR REP A   056752108     7447    63940 SH       SOLE                    63940
CENTURYLINK INC                COM              156700106     4687   125993 SH       SOLE                   125993
COLFAX CORP                    COM              194014106     2949   103558 SH       SOLE                   103558
DSW INC                        CL A             23334L102     4524   102337 SH       SOLE                   102337
GOOGLE INC                     CL A             38259P508    12501    19355 SH       SOLE                    19355
MACQUARIE INFRASTR CO LLC      MEMBERSHIP INT   55608B105    10276   367663 SH       SOLE                   367663
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107     6611   274892 SH       SOLE                   274892
PRICELINE COM INC              COM NEW          741503403     6746    14425 SH       SOLE                    14425
TIM HORTONS INC                COM              88706M103    16806   347094 SH       SOLE                   347094
VERIFONE SYS INC               COM              92342Y109     9166   258042 SH       SOLE                   258042
VERISIGN INC                   COM              92343E102    13123   367394 SH       SOLE                   367394
VISA INC                       COM CL A         92826C839    12316   121307 SH       SOLE                   121307
WILLIAMS COS INC DEL           COM              969457100     8782   265962 SH       SOLE                   265962